Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
Schedule of Maximum Exposure to Loss in VIEs
The following table presents our maximum exposure to loss in non-consolidated VIEs as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Carrying value of debt and equity investments	$94,832	$112,193